Loans - Schedule of Impairment by Class of Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 7,425	$ 6,972	$ 4,621
Recorded Investment With No Allowance	5,151	5,483	3,122
Recorded Investment With Allowance	1,201	588	738
Total Recorded Investment	6,352	6,071	3,860
Related Allowance	30	34	101
Average Recorded Investment	5,770	5,676	6,369
Interest Income Recognized	119	134	113
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	2,604	2,982	815
Recorded Investment With No Allowance	1,965	2,541	383
Recorded Investment With Allowance	597	16	36
Total Recorded Investment	2,562	2,557	419
Related Allowance	4	16	36
Average Recorded Investment	2,305	2,054	1,511
Interest Income Recognized	66	68	37
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	3,755	2,952	2,616
Recorded Investment With No Allowance	2,673	2,471	1,976
Recorded Investment With Allowance	211	176	433
Total Recorded Investment	2,884	2,647	2,409
Related Allowance	20	17	64
Average Recorded Investment	2,569	2,517	3,531
Interest Income Recognized	13	11	19
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	923	1,024	1,190
Recorded Investment With No Allowance	513	457	763
Recorded Investment With Allowance	247	396	269
Total Recorded Investment	760	853	1,032
Related Allowance	1	1	1
Average Recorded Investment	782	1,093	1,327
Interest Income Recognized	33	54	$ 57
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	143	14
Recorded Investment With No Allowance		14
Recorded Investment With Allowance	146
Total Recorded Investment	146	14
Related Allowance	5
Average Recorded Investment	114	12
Interest Income Recognized	$ 7	$ 1